Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available for sale:
Fair value, less than 12 months	$ 578,099	$ 1,526,071
Unrealized losses, less than 12 Months	(8,268)	(93,419)
Fair value, 12 months or more	3,520,722	2,566,975
Unrealized losses, 12 Months or More	(511,348)	(511,853)
Fair value, Total	4,098,821	4,093,046
Unrealized losses, Total	(519,616)	(605,272)
US Treasury Securities
Available for sale:
Fair value, less than 12 months		49,394
Unrealized losses, less than 12 Months		(359)
Fair value, Total		49,394
Unrealized losses, Total		(359)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	577,448	1,357,905
Unrealized losses, less than 12 Months	(8,267)	(87,815)
Fair value, 12 months or more	3,456,349	2,566,975
Unrealized losses, 12 Months or More	(510,988)	(511,853)
Fair value, Total	4,033,797	3,924,880
Unrealized losses, Total	(519,255)	(599,668)
States and political subdivisions
Available for sale:
Fair value, less than 12 months	651	118,772
Unrealized losses, less than 12 Months	(1)	(5,245)
Fair value, 12 months or more	64,373
Unrealized losses, 12 Months or More	(360)
Fair value, Total	65,024	118,772
Unrealized losses, Total	$ (361)	$ (5,245)